TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred taxes are included in the consolidated balance sheets, as follows:
Current assets		$ 64
Long term receivables	861
Long term liabilities	$ (986)